Segment Reporting - Major Customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting
Revenue	$ 548,512	$ 630,201	$ 837,999
Customer A
Segment Reporting
Revenue	141,058	177,789	353,104
Customer B
Segment Reporting
Revenue	$ 75,759	$ 85,361	$ 84,065